MATERIAL COMMITMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments Abstract
MATERIAL COMMITMENTS
NOTE 18 - MATERIAL COMMITMENTS:

a.
The Company’s UK subsidiaries had signed several agreements with the European Space Agency (the “ESA” or the “Agency”) as part of the Agency’s Advanced Research in Telecommunication Systems (“ARTES”) programs. The objectives of the ARTES programs are to ensure the readiness of the industry to respond to commercial opportunities by focusing the activities on technological innovation in equipment, systems, and applications for satellite communication, resulting in products ready for future exploitation within either the commercial or institutional market. Accordingly, the Agency had agreed to participate in the funding of the development of an integrated chip sets for several industries, which includes both hardware and software. The Agency’s participation varies between 50%-75% of the cost, depending on the nature of the engagement.

The grants are recognized in the statement of operations as a reduction of research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

The Agency does not require any future royalties nor any ownership of the Intellectual Property (“IP”) resulting from the development which is owned by the Company’s UK subsidiaries, however, the agreement do stipulates that the IP will be available to the Agency on a free, worldwide license for its own requirements, The Agency can require the Company to license the IP to certain bodies that are part of specified Agency programs, for the Agency’s own requirements on acceptable commercial terms and can also require the Company to license the IP to any other third party for purposes other than the Agency’s requirements subject to the approval of the Company that those other purposes do not contradict its commercial interests.

Grants received from ESA are recognized in the statement of operations as a reduction of the research and development expenses and are recognized when the Company is entitled, on the basis of the accumulation of expenses for which the grants are received.

SatixFy Israel Ltd. also participated in programs that were financed by the Government of Israel for supporting research and development activities. As of December 31, 2024, SatixFy Israel Ltd. had obtained grants from the IIA to finance its research and development programs in the aggregate amount of $6,334 thousand, of which $3,289 thousand bear royalties.

b.
In return for financing these programs, SatixFy Israel Ltd.committed to pay the IIA royalties of 3%-4% of total sales of products from revenues related to these programs. The royalties will be paid up to a maximum amount representing 100% of total grants received and are linked to the U.S. dollar exchange rate with the addition of an annual dollar interest rate. As of December 31, 2024, and December 31, 2023 SatixFy Israel Ltd. has accumulated liability in respect of royalties to the IIA in the amount of $169 and $136 thousand, respectively, representing 3%- 4% of revenues.

As of December 31, 2024, and December 31, 2023, SatixFy Israel Ltd. had a contingent liability to IIA in the amount of $774 thousand and $1,197 thousand, respectively, based on discounted future royalties at an interest rate of 20%, respectively.

Legal proceedings:

The Company, SatixFy Limited, and certain shareholders and directors of the Company (the “Defendants”) were served with two lawsuits filed in the district court in Tel Aviv on March 22, 2022, by certain plaintiffs purporting to be stockholders of the Company (the “Plaintiffs”). Based on their prior stakes in Satixfy Limited, a company incorporated in Hong Kong, whose business was assigned to the Company in exchange for the issuance of equivalent holdings in the Company, except for certain shares placed in trust for the benefit of certain service providers, the Plaintiffs claim they are entitled to an aggregate of 2,000,000 Ordinary Shares of the Company and that the said trust mechanism does not pertain to them. The Plaintiffs ask for the amendment of the Company’s shareholders register accordingly, (ii) an order enjoining the defendants from executing any transaction or taking any other action that could adversely and disproportionally affect the Plaintiffs’ rights as shareholders, and (iii) the Defendants to notify the relevant regulatory authorities of the plaintiffs’ claim. The Company issued and placed in trust sufficient shares to provide for the Plaintiffs’ alleged stakes in the Company should the Plaintiffs prevail on the merits.

In May 2022, the court rejected Plaintiffs request for specific injunctive relief while ordering the appointment of a former judge, Mr. Yossi Shapira, as the new trustee to exercise fiduciary authority over such shares. In January 2025, the court replaced Mr. Shapira with a new trustee. The Plaintiffs claim on the merits remains pending, and statements of defense were filed by the respondents in July 2022. After the preliminary stage of the proceeding, the Plaintiffs filed their evidence during the months of April and May 2024, followed by the Company’s evidence, which were filed in September 2024 and December 2024. Evidentiary hearings are scheduled to be held between January and March 2025. The Company believes that these proceedings will not have a material impact on the Company.

On October 27, 2022, Sensegain Prodigy Cayman Fund SP3 (“Sensegain”) defaulted on its commitment to purchase units it had subscribed for in connection with a private placement financing pursuant to its Subscription Agreement with the Company and Endurance. As a result of the default, out of the $29,100 thousand previously committed by subscribers pursuant to the Subscription Agreements, the Company received $20 million in proceeds from the private placement financing. On December 12, 2022, the Company filed a complaint against Sensegain in the New York Supreme Court, County of New York, seeking specific performance by Sensegain under the Subscription Agreement or, in the alternative, damages in the amount Sensegain owes pursuant to the Subscription Agreement (plus applicable interest and fees). Due to lack of ability to locate any U.S. based representative of the plaintiff, the Company withdrew its complaint in June 2024.

Legal proceedings (cont.):

In June 2023, Alta Partners, LLC (“Alta”) filed a complaint against the Company in the U.S. District Court for the Southern District of New York claiming unspecified damages for an alleged breach by the Company of the warrant agreement in relation to certain of its public warrants allegedly held by Alta.

In December 2023, the Company and Alta reached a settlement agreement according to which, the Company shall pay to Alta the sum of $2.3 million as follows:  (i) $1 million no later than five (5) business days after the effective date; and (ii). $1.3 million in thirteen (13) monthly installments of one hundred thousand ($100,000) each with the first instalment no later than March 1, 2024. Following receipt of the first installment on January 24, 2024, Alta dismissed the matter. All settlement payments have been completed.

Covenants:

The FP loan has several covenants (see Note 12).

Royalty commitments:

The Company receives research and development grants from the IIA. In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR

Until October 25, 2023, the interest was calculated at a rate based on 12-month London Interbank Offered Rate, (“LIBOR”) applicable to U.S. dollar deposits. However, on October 25, 2023, the IIA published a directive concerning changes in royalties to address the expiration of the LIBOR. Under such directive, regarding IIA grants approved by the IIA prior to January 1, 2024 but which are outstanding thereafter, as of January 1, 2024 the annual interest will be calculated at a rate based on 12-month Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%.